FAIR VALUE MEASUREMENT - Measured at fair value on a non recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENT
Impairment loss on equity securities without readily determinable fair values	$ 755,524	$ 0	$ 0
Impairment loss on other intangible assets arising from acquisitions	0	0
Impairment loss on goodwill	$ 0	$ 0